Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	975,000,000	975,000,000	975,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	15,722,420	375,455,986	363,043,769
Common stock, shares outstanding	15,722,420	375,455,986	363,043,769
Series B Convertible Preferred Stock [Member]
Preferred stock, shares issued	0	0	25,877
Preferred stock, shares outstanding	0	0	25,877
Preferred stock, liquidation preference per share	$ 0.001	$ 0.001	$ 0.001
Series C-1 Convertible Preferred Stock [Member]
Preferred stock, shares issued	29,414	29,414	50,004
Preferred stock, shares outstanding	29,414	29,414	50,004
Preferred stock, liquidation preference per share	$ 0.001	$ 0.001	$ 0.001